John Hancock
Multi-Index Lifestyle Portfolios
Quarterly portfolio holdings 11/30/2022

Portfolios’ investments
MULTI-INDEX LIFESTYLE AGGRESSIVE PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 57.2%
Equity - 57.2%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	13,126,601	$118,664,472
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	16,857,121	149,691,235

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $292,346,109)		$268,355,707
UNAFFILIATED INVESTMENT COMPANIES - 41.7%
Equity - 40.3%
Fidelity Mid Cap Index Fund	2,278,309	63,223,066
Fidelity Small Cap Index Fund	1,510,490	35,481,409
Financial Select Sector SPDR Fund	191,468	6,952,203
iShares Global Infrastructure ETF	44,165	2,115,945
iShares MSCI Global Min Vol Factor ETF	81,095	8,011,375
Vanguard Dividend Appreciation ETF	37,890	6,011,249
Vanguard Energy ETF	47,944	6,119,093
Vanguard FTSE All World ex-US Small-Cap ETF (C)	42,958	4,600,802
Vanguard FTSE Emerging Markets ETF	444,338	18,004,576
Vanguard Global ex-U.S. Real Estate ETF	50,426	2,133,020
Vanguard Health Care ETF (C)	27,690	7,042,952
Vanguard Information Technology ETF	10,327	3,593,176
Vanguard Materials ETF	23,505	4,249,234
Vanguard Real Estate ETF	71,357	6,285,125
Vanguard S&P 500 ETF	41,052	15,373,563
Fixed income - 1.4%
Vanguard Emerging Markets Government Bond ETF	40,846	2,546,340
Vanguard Intermediate-Term Corporate Bond ETF	16,051	1,261,288
Vanguard Total Bond Market ETF	17,260	1,255,838
Xtrackers USD High Yield Corporate Bond ETF	36,813	1,274,466

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $190,259,079)		$195,534,720
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	11,471	0
Health care - 0.0%
NMC Health PLC (E)	360	7
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (D)(E)	736	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	1,529	10,339
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	46,457	1,279

TOTAL COMMON STOCKS (Cost $11,582)		$11,625
MULTI-INDEX LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.9%
U.S. Government - 0.9%
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	$3,737,000	$1,271,448
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	5,142,000	1,805,630
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	2,621,000	962,090
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	977,000	367,821

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $5,960,822)		$4,406,989
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (E)	7,589	68
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (E)	3,795	30
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (E)	4,881	4,333
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (E)	6	1
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (E)	378	34
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (E)	417	36
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (E)	833	207
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (E)	173	16

TOTAL WARRANTS (Cost $4,426)		$4,725
SHORT-TERM INVESTMENTS - 0.3%
Short-term funds - 0.3%
John Hancock Collateral Trust, 3.8739% (G)(H)	127,757	1,276,769

TOTAL SHORT-TERM INVESTMENTS (Cost $1,276,478)		$1,276,769
Total investments (Cost $489,858,496) - 100.1%		$469,590,535
Other assets and liabilities, net - (0.1%)		(649,240)
TOTAL NET ASSETS - 100.0%		$468,941,295
MULTI-INDEX LIFESTYLE GROWTH PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 45.0%
Equity - 45.0%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	22,742,028	$205,587,934
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	29,368,494	260,792,227

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $507,577,639)		$466,380,161
UNAFFILIATED INVESTMENT COMPANIES - 51.4%
Equity - 36.1%
Fidelity Mid Cap Index Fund	4,087,246	113,421,073
Fidelity Small Cap Index Fund	2,758,750	64,803,028
2	JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

MULTI-INDEX LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Financial Select Sector SPDR Fund	357,492	$12,980,535
iShares Global Infrastructure ETF	88,149	4,223,219
iShares MSCI Global Min Vol Factor ETF	385,481	38,081,668
Vanguard Dividend Appreciation ETF	169,855	26,947,496
Vanguard Energy ETF	95,188	12,148,844
Vanguard FTSE All World ex-US Small-Cap ETF	48,901	5,237,297
Vanguard FTSE Developed Markets ETF	123,233	5,349,545
Vanguard FTSE Emerging Markets ETF	724,026	29,337,534
Vanguard Global ex-U.S. Real Estate ETF	100,052	4,232,200
Vanguard Health Care ETF	50,468	12,836,536
Vanguard Information Technology ETF	19,825	6,897,911
Vanguard Materials ETF	46,949	8,487,440
Vanguard Real Estate ETF	142,363	12,539,333
Vanguard S&P 500 ETF	45,477	17,030,682
Fixed income - 15.3%
Invesco Senior Loan ETF (C)	1,198,919	24,961,494
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (C)	197,932	4,797,872
Vanguard Emerging Markets Government Bond ETF	402,564	25,095,840
Vanguard Intermediate-Term Corporate Bond ETF	498,459	39,168,908
Vanguard Short-Term Bond ETF	37,350	2,819,925
Vanguard Short-Term Corporate Bond ETF	103,740	7,832,370
Vanguard Total Bond Market ETF	383,742	27,921,068
Xtrackers USD High Yield Corporate Bond ETF	766,488	26,535,815

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $530,880,112)		$533,687,633
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	19,400	0
Health care - 0.0%
NMC Health PLC (E)	609	12
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (D)(E)	1,245	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	2,587	17,486
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	78,570	2,163

TOTAL COMMON STOCKS (Cost $19,587)		$19,661
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.5%
U.S. Government - 3.5%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$2,448,574	2,376,503
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	6,875,616	6,590,923
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	3,697,231	3,505,293
MULTI-INDEX LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	3,510,808	$3,308,148
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	17,695,000	6,020,408
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	24,053,000	8,446,287
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	12,399,000	4,551,301
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	4,578,000	1,723,523

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $45,978,460)		$36,522,386
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (E)	12,835	114
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (E)	6,418	52
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (E)	8,254	7,328
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (E)	11	2
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (E)	640	57
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (E)	706	60
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (E)	1,408	351
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (E)	293	27

TOTAL WARRANTS (Cost $7,484)		$7,991
SHORT-TERM INVESTMENTS - 1.8%
Short-term funds - 1.8%
John Hancock Collateral Trust, 3.8739% (G)(H)	1,849,620	18,484,546

TOTAL SHORT-TERM INVESTMENTS (Cost $18,481,782)		$18,484,546
Total investments (Cost $1,102,945,064) - 101.7%		$1,055,102,378
Other assets and liabilities, net - (1.7%)		(17,522,821)
TOTAL NET ASSETS - 100.0%		$1,037,579,557
MULTI-INDEX LIFESTYLE BALANCED PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 33.5%
Equity - 33.5%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	17,405,093	$157,342,039
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	22,218,967	197,304,426

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $383,902,810)		$354,646,465
UNAFFILIATED INVESTMENT COMPANIES - 59.2%
Equity - 28.7%
Fidelity Mid Cap Index Fund	3,050,208	84,643,262
Fidelity Small Cap Index Fund	2,098,772	49,300,157
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS	3

MULTI-INDEX LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Financial Select Sector SPDR Fund	297,358	$10,797,069
iShares Global Infrastructure ETF	68,634	3,288,255
iShares MSCI Global Min Vol Factor ETF	481,685	47,585,661
Vanguard Dividend Appreciation ETF	214,265	33,993,142
Vanguard Energy ETF	73,105	9,330,391
Vanguard FTSE Developed Markets ETF	126,856	5,506,819
Vanguard FTSE Emerging Markets ETF	463,214	18,769,431
Vanguard Global ex-U.S. Real Estate ETF	77,851	3,293,097
Vanguard Health Care ETF	42,031	10,690,585
Vanguard Information Technology ETF	15,712	5,466,833
Vanguard Materials ETF	36,630	6,621,971
Vanguard Real Estate ETF	110,033	9,691,707
Vanguard S&P 500 ETF	12,751	4,775,122
Fixed income - 30.5%
Invesco Senior Loan ETF (C)	2,517,087	52,405,751
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	385,482	9,344,084
Vanguard Emerging Markets Government Bond ETF	791,037	49,313,247
Vanguard Intermediate-Term Corporate Bond ETF	1,048,027	82,353,959
Vanguard Short-Term Bond ETF	84,881	6,408,516
Vanguard Short-Term Corporate Bond ETF	247,910	18,717,205
Vanguard Total Bond Market ETF	731,876	53,251,298
Xtrackers USD High Yield Corporate Bond ETF (C)	1,502,208	52,006,441

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $644,652,417)		$627,554,003
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	14,022	0
Health care - 0.0%
NMC Health PLC (E)	440	9
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (D)(E)	900	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	1,870	12,638
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	56,786	1,563

TOTAL COMMON STOCKS (Cost $14,156)		$14,210
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.2%
U.S. Government - 7.2%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$5,198,376	5,045,369
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	14,708,349	14,099,331
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	7,907,118	7,496,627
MULTI-INDEX LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	7,444,173	$7,014,461
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	36,676,000	12,478,355
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	48,861,000	17,157,695
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	25,683,000	9,427,459
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	9,308,000	3,504,272

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $95,866,058)		$76,223,569
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (E)	9,277	83
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (E)	4,638	37
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (E)	5,966	5,296
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (E)	8	1
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (E)	462	41
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (E)	510	44
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (E)	1,018	253
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (E)	212	20

TOTAL WARRANTS (Cost $5,409)		$5,775
SHORT-TERM INVESTMENTS - 1.7%
Short-term funds - 1.7%
John Hancock Collateral Trust, 3.8739% (G)(H)	1,807,611	18,064,726

TOTAL SHORT-TERM INVESTMENTS (Cost $18,059,772)		$18,064,726
Total investments (Cost $1,142,500,622) - 101.6%		$1,076,508,748
Other assets and liabilities, net - (1.6%)		(17,322,050)
TOTAL NET ASSETS - 100.0%		$1,059,186,698
MULTI-INDEX LIFESTYLE MODERATE PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 21.7%
Equity - 21.7%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,370,463	$30,468,987
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,375,669	38,855,940

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $74,634,060)		$69,324,927
UNAFFILIATED INVESTMENT COMPANIES - 70.7%
Equity - 20.5%
Fidelity Mid Cap Index Fund	613,475	17,023,941
Fidelity Small Cap Index Fund	382,866	8,993,528
4	JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

MULTI-INDEX LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
iShares Global Infrastructure ETF	13,760	$659,242
iShares MSCI Global Min Vol Factor ETF	166,571	16,455,549
Vanguard Dividend Appreciation ETF	73,236	11,618,891
Vanguard Energy ETF	14,900	1,901,687
Vanguard FTSE Developed Markets ETF	40,081	1,739,916
Vanguard FTSE Emerging Markets ETF	40,583	1,644,423
Vanguard Global ex-U.S. Real Estate ETF	15,561	658,230
Vanguard Materials ETF	7,395	1,336,868
Vanguard Real Estate ETF	22,206	1,955,904
Vanguard S&P 500 ETF	3,169	1,186,759
Fixed income - 50.2%
Invesco Senior Loan ETF (C)	1,055,249	21,970,284
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (C)	159,252	3,860,268
Vanguard Emerging Markets Government Bond ETF	324,515	20,230,265
Vanguard Intermediate-Term Corporate Bond ETF	613,626	48,218,732
Vanguard Short-Term Bond ETF	25,778	1,946,239
Vanguard Short-Term Corporate Bond ETF	127,876	9,654,638
Vanguard Total Bond Market ETF	453,442	32,992,440
Xtrackers USD High Yield Corporate Bond ETF (C)	607,761	21,040,686

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $237,621,148)		$225,088,490
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	2,691	0
Health care - 0.0%
NMC Health PLC (E)	84	2
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (D)(E)	173	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	359	2,425
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	10,897	300

TOTAL COMMON STOCKS (Cost $2,716)		$2,727
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.5%
U.S. Government - 7.5%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$2,319,833	2,251,552
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	6,669,945	6,393,768
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	3,555,770	3,371,176
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	3,315,296	3,123,921
MULTI-INDEX LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 3.771%, 08/15/2051	7,597,000	$2,584,744
U.S. Treasury STRIPS, PO, 3.828%, 05/15/2050	9,937,000	3,489,409
U.S. Treasury STRIPS, PO, 3.878%, 11/15/2048	5,318,000	1,952,078
U.S. Treasury STRIPS, PO, 4.016%, 05/15/2047	1,893,000	712,676

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $28,752,158)		$23,879,324
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (E)	1,780	16
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (E)	890	7
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (E)	1,145	1,016
Magellan Financial Group, Ltd. (Expiration Date: 4-16-27; Strike Price: AUD 35.00) (E)	2	0
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (E)	89	8
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (E)	98	8
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (E)	195	49
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (E)	41	4

TOTAL WARRANTS (Cost $1,039)		$1,108
SHORT-TERM INVESTMENTS - 2.4%
Short-term funds - 2.4%
John Hancock Collateral Trust, 3.8739% (G)(H)	744,454	7,439,841

TOTAL SHORT-TERM INVESTMENTS (Cost $7,437,700)		$7,439,841
Total investments (Cost $348,448,821) - 102.3%		$325,736,417
Other assets and liabilities, net - (2.3%)		(7,220,581)
TOTAL NET ASSETS - 100.0%		$318,515,836
MULTI-INDEX LIFESTYLE CONSERVATIVE PORTFOLIO

As of 11-30-22 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 9.1%
Equity - 9.1%
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,218,698	$11,017,031
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	1,600,967	14,216,585

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $26,663,197)		$25,233,616
UNAFFILIATED INVESTMENT COMPANIES - 82.3%
Equity - 12.5%
Fidelity Mid Cap Index Fund	265,868	7,377,834
Fidelity Small Cap Index Fund	212,641	4,994,928
iShares MSCI Global Min Vol Factor ETF	74,654	7,375,069
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS	5

MULTI-INDEX LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Vanguard Dividend Appreciation ETF	32,310	$5,125,982
Vanguard FTSE Developed Markets ETF	72,776	3,159,206
Vanguard FTSE Emerging Markets ETF	40,113	1,625,379
Vanguard S&P 500 ETF	13,600	5,093,064
Fixed income - 69.8%
Invesco Senior Loan ETF (C)	1,183,250	24,635,265
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF (C)	179,926	4,361,406
Vanguard Emerging Markets Government Bond ETF	367,666	22,920,298
Vanguard Intermediate-Term Corporate Bond ETF	766,677	60,245,476
Vanguard Short-Term Bond ETF	41,997	3,170,774
Vanguard Short-Term Corporate Bond ETF	141,372	10,673,586
Vanguard Total Bond Market ETF	600,647	43,703,076
Xtrackers USD High Yield Corporate Bond ETF	679,272	23,516,397

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $248,490,176)		$227,977,740
COMMON STOCKS - 0.0%
Consumer staples - 0.0%
China Huishan Dairy Holdings Company, Ltd. (D)(E)	955	0
Health care - 0.0%
NMC Health PLC (E)	30	1
Information technology - 0.0%
Ya Hsin Industrial Company, Ltd. (D)(E)	61	0
Real estate - 0.0%
Dalian Wanda Commercial Properties Company, Ltd., H Shares (D)(E)(F)	127	861
Utilities - 0.0%
China Common Rich Renewable Energy Investments, Ltd. (D)(E)	3,867	106

TOTAL COMMON STOCKS (Cost $965)		$968
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.3%
U.S. Government - 8.3%
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	$3,483,499	3,380,967
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	10,197,375	9,775,140
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	5,492,092	5,206,975
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	4,976,097	4,688,854

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $25,543,974)		$23,051,936
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (E)	632	6
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (E)	316	3
MULTI-INDEX LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (E)	406	$361
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (E)	31	3
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (E)	35	3
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (E)	69	17
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (E)	14	1

TOTAL WARRANTS (Cost $368)		$394
SHORT-TERM INVESTMENTS - 1.2%
Short-term funds - 1.2%
John Hancock Collateral Trust, 3.8739% (G)(H)	329,866	3,296,591

TOTAL SHORT-TERM INVESTMENTS (Cost $3,295,626)		$3,296,591
Total investments (Cost $303,994,306) - 100.9%		$279,561,245
Other assets and liabilities, net - (0.9%)		(2,544,046)
TOTAL NET ASSETS - 100.0%		$277,017,199
Percentages are based upon net assets.
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
THB	Thai Bhat
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 11-30-22.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Non-income producing.
(F)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(G)	The rate shown is the annualized seven-day yield as of 11-30-22.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending.
6	JOHN HANCOCK MULTI-INDEX LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and other open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of November 30, 2022, by major security category or type:
	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$268,355,707	$268,355,707	—	—
Unaffiliated investment companies	195,534,720	195,534,720	—	—
Common stocks	11,625	—	$7	$11,618
U.S. Government and Agency obligations	4,406,989	—	4,406,989	—
Warrants	4,725	4,725	—	—
Short-term investments	1,276,769	1,276,769	—	—
Total investments in securities	$469,590,535	$465,171,921	$4,406,996	$11,618

Multi-Index Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$466,380,161	$466,380,161	—	—
Unaffiliated investment companies	533,687,633	533,687,633	—	—
Common stocks	19,661	—	$12	$19,649
U.S. Government and Agency obligations	36,522,386	—	36,522,386	—
Warrants	7,991	7,991	—	—
Short-term investments	18,484,546	18,484,546	—	—
Total investments in securities	$1,055,102,378	$1,018,560,331	$36,522,398	$19,649

|	7

	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multi-Index Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$354,646,465	$354,646,465	—	—
Unaffiliated investment companies	627,554,003	627,554,003	—	—
Common stocks	14,210	—	$9	$14,201
U.S. Government and Agency obligations	76,223,569	—	76,223,569	—
Warrants	5,775	5,775	—	—
Short-term investments	18,064,726	18,064,726	—	—
Total investments in securities	$1,076,508,748	$1,000,270,969	$76,223,578	$14,201

Multi-Index Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$69,324,927	$69,324,927	—	—
Unaffiliated investment companies	225,088,490	225,088,490	—	—
Common stocks	2,727	—	$2	$2,725
U.S. Government and Agency obligations	23,879,324	—	23,879,324	—
Warrants	1,108	1,108	—	—
Short-term investments	7,439,841	7,439,841	—	—
Total investments in securities	$325,736,417	$301,854,366	$23,879,326	$2,725

Multi-Index Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$25,233,616	$25,233,616	—	—
Unaffiliated investment companies	227,977,740	227,977,740	—	—
Common stocks	968	—	$1	$967
U.S. Government and Agency obligations	23,051,936	—	23,051,936	—
Warrants	394	394	—	—
Short-term investments	3,296,591	3,296,591	—	—
Total investments in securities	$279,561,245	$256,508,341	$23,051,937	$967
Level 3 includes securities valued at $0. Refer to Portfolios’ investments.
Investment in affiliated underlying funds. Certain portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multi-Index Lifestyle Aggressive Portfolio
International Strategic Equity Allocation	13,126,601	$110,269,765	$3,192,546	$(1,460,044)	$(279,486)	$6,941,691	—	—	$118,664,472
John Hancock Collateral Trust	127,757	1,640,245	21,179,461	(21,543,039)	(190)	292	$4,327	—	1,276,769
8	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
U.S. Sector Rotation	16,857,121	$145,043,629	$900,500	$(1,555,760)	$(316,562)	$5,619,428	—	—	$149,691,235
					$(596,238)	$12,561,411	$4,327	—	$269,632,476
Multi-Index Lifestyle Growth Portfolio
International Strategic Equity Allocation	22,742,028	$191,236,887	$5,156,599	$(2,413,999)	$(389,086)	$11,997,533	—	—	$205,587,934
John Hancock Collateral Trust	1,849,620	33,321,704	134,014,212	(148,846,059)	(14,359)	9,048	$178,236	—	18,484,546
U.S. Sector Rotation	29,368,494	249,004,767	2,335,359	—	—	9,452,101	—	—	260,792,227
					$(403,445)	$21,458,682	$178,236	—	$484,864,707
Multi-Index Lifestyle Balanced Portfolio
International Strategic Equity Allocation	17,405,093	$142,932,974	$5,586,741	$(168,058)	$(17,987)	$9,008,369	—	—	$157,342,039
John Hancock Collateral Trust	1,807,611	89,371,209	134,004,127	(205,293,831)	(33,197)	16,418	$413,348	—	18,064,726
U.S. Sector Rotation	22,218,967	184,727,022	5,579,931	(319,869)	(58,546)	7,375,888	—	—	197,304,426
					$(109,730)	$16,400,675	$413,348	—	$372,711,191
Multi-Index Lifestyle Moderate Portfolio
International Strategic Equity Allocation	3,370,463	$28,003,946	$1,715,048	$(988,021)	$(190,666)	$1,928,680	—	—	$30,468,987
John Hancock Collateral Trust	744,454	37,572,000	123,639,551	(153,769,136)	(5,594)	3,020	$201,947	—	7,439,841
U.S. Sector Rotation	4,375,669	36,300,225	1,543,307	(402,038)	(83,247)	1,497,693	—	—	38,855,940
					$(279,507)	$3,429,393	$201,947	—	$76,764,768
Multi-Index Lifestyle Conservative Portfolio
International Strategic Equity Allocation	1,218,698	$10,181,763	$1,054,856	$(876,152)	$(165,242)	$821,806	—	—	$11,017,031
John Hancock Collateral Trust	329,866	39,033,032	100,455,292	(136,188,291)	(6,862)	3,420	$188,844	—	3,296,591
U.S. Sector Rotation	1,600,967	13,247,923	1,035,806	(615,475)	(106,600)	654,931	—	—	14,216,585
					$(278,704)	$1,480,157	$188,844	—	$28,530,207
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
|	9